COMMITMENTS AND CONTINGENCIES - Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating Leases
Operating lease term (in years)			6 months
Operating lease cost per month			$ 30
2017	$ 377		377
2018	399		399		$ 399
2019	406		406		406
2020	309		309		309
Total minimum payments required	1,491		1,491		1,506
Rent expense	$ 100	$ 100	$ 200	$ 300	$ 400	$ 300